Share capital (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($) shares	Apr. 30, 2024 SGD ($)	Apr. 30, 2026 SGD ($) shares	Aug. 13, 2025 USD ($) $ / shares shares	Aug. 13, 2025 SGD ($) shares	May 27, 2025 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Divided ordinary shares	20,000,000,000				20,000,000,000
Par value per share | $ / shares	$ 0.000025
Proceeds from issuance of IPO shares	$ 5,884,820	$ 7,496,084
Payment of initial public offering costs	290,808	$ 370,432	437,290
Deferred initial public offering costs			$ 1,049,720			$ 824,085	$ 1,049,720
Accrued professional fees						$ 462,227	$ 588,785
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.001					$ 4.00
Ordinary share [member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares								$ 0.000025
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized share capital | $	$ 500,000
Divided ordinary shares	500,000,000				500,000,000
Ordinary shares issued			33,350,000			1,650,000	1,650,000
Ordinary shares outstanding			33,350,000
Ordinary shares [member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital | $								$ 500,000
Divided ordinary shares								20,000,000,000
Ordinary shares issued								20,000,000,000